Risk management - Capital Risk (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital risk
CET1 phase-in percentage	12.26%	12.53%
Tier 1 phase in capital ratio	12.77%	12.53%
Percentage of countercyclical buffer on common equity Tier1 capital	0.03%
Total phase-in capital	14.99%	14.68%
CET1 fully loaded ratio	10.84%
Minimum
Capital risk
CET1 phase-in percentage	8.655%
Pillar 1 percentage	4.50%
Pillar 2 percentage	1.50%
Capital conservation buffer, percentage	1.875%
Globally Systemically Important Entity percentage	0.75%
Tier 1 phase in capital ratio	1.50%
Total phase-in capital	12.155%